RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

The Company previously shared common administrative services and office space with a company related by virtue of a former common director and from time to time incurred third party costs on behalf of related parties on a full cost recovery basis. The agreement for sharing office space and administrative services ended in May 2022. The charges for these costs totaled $nil for the year ended December 31, 2023 (December 31, 2022 - $9). The Company has a $nil net receivable related to these costs as of December 31, 2023 (December 31, 2022 - $nil).

The Company was charged $553 for legal services for the year ended December 31, 2023 by a legal firm in which the Company's corporate secretary is a partner (December 31, 2022 - $428). The Company has $86 payable to the legal firm as at December 31, 2023 (December 31, 2022 - $10).

Key management personnel

The key management of the Company comprises executive and non-executive directors, members of executive management and the Company's corporate secretary. Compensation of key management personnel was as follows:

	December 31,	December 31,
	2023	2022

Salaries and short-term employee benefits	$3,322	$2,957
Non-executive directors' fees	331	312
Non-executive directors' deferred share units	(659)	(362)
Share-based payments	2,510	2,974
	$5,504	$5,881

The existing non-executive directors' deferred share units are comprised of both equity and cash settled deferred share units. The recognized expense or recovery includes the fair value of new issuances of deferred share units during the period and the change in fair value of all outstanding cash-settled deferred share units during the reporting period. During the year ended December 31, 2023, the Company granted 225,482 deferred share units (December 31, 2022 - 109,634) with a fair value of $668 (December 31, 2022 - $523) at the date of grant. At December 31, 2023, there were 1,044,204 cash settled deferred share units and 330,078 equity-settled deferred share units outstanding with a fair value of $3,214 (December 31, 2022 - 104,596 outstanding with a fair value of $3,873).

The amount disclosed for share-based payments is the expense for the year calculated in accordance with IFRS 2, Share-based payments for share options, performance share units and deferred share units (Notes 12 (c), (d) and (e)). The fair values of these share-based payments are recognized as an expense over the vesting period of the award. Therefore, the compensation expense in the current year comprises a portion of current year awards and those of preceding years that vested within the current year.